Loans Receivable and Other Lending Investments, net (Schedule of Investment in Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Recorded investment (comprised of a loans carrying value plus accrued interest) in loans and the associated reserve for loan losses
Financing receivable, gross	$ 1,463,003	$ 1,656,839
Individually evaluated for impairment, reserves for loan losses	(85,545)	(108,165)
Total	1,377,458	1,548,674
Individually evaluated for impairment, net discount	(400)	(200)
Collectively evaluated for impairment, net discount	1,900	(8,200)
Interest receivable	6,900	9,000
Other lending investments—securities	79,916	62,289
Individually Evaluated for Impairment
Recorded investment (comprised of a loans carrying value plus accrued interest) in loans and the associated reserve for loan losses
Financing receivable, gross	253,941	132,492
Individually evaluated for impairment, reserves for loan losses	(62,245)	(72,165)
Total	191,696	60,327
Individually Evaluated for Impairment | Nonperforming Financial Instruments
Recorded investment (comprised of a loans carrying value plus accrued interest) in loans and the associated reserve for loan losses
Financing receivable, gross	157,200
Individually evaluated for impairment, reserves for loan losses	(12,500)
Release of general reserve	11,600
Collectively Evaluated for Impairment
Recorded investment (comprised of a loans carrying value plus accrued interest) in loans and the associated reserve for loan losses
Financing receivable, gross	1,209,062	1,524,347
Individually evaluated for impairment, reserves for loan losses	(23,300)	(36,000)
Total	$ 1,185,762	$ 1,488,347